UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 4/17/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               41
                                                  -----------------------

Form 13F Information Table Value Total:               158,417 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103     1288         41729SH             SOLE            NONE   37149         4580
Apple, Inc.                       COM     037833100      715          1192SH             SOLE            NONE     777          415
AT&T Inc.                         COM     00206R102      230          7359SH             SOLE            NONE    5670         1689
Bank of America Corp              COM     060505104      114         11948SH             SOLE            NONE    9398         2550
BB&T Corporation                  COM      54937107      284          9046SH             SOLE            NONE    7127         1919
Bristol-Meyers Squibb Co          COM     110122108      236          6990SH             SOLE            NONE    6164          826
Capital One Financial             COM     14040H105      469          8421SH             SOLE            NONE    1719         6702
CarMax Group                      COM     143130102     2396         69135SH             SOLE            NONE   60161         8974
Chevron                           COM     166764100      215          2007SH             SOLE            NONE    1707          300
Coca Cola                         COM     191216100      253          3417SH             SOLE            NONE    2071         1346
ALPS C&S Global REIT ETF          ETF     00162Q106     4080        111630SH             SOLE            NONE   88067        23563
Community Bankers Tr Cp           COM     203612106       34         15957SH             SOLE            NONE       0        15957
Dominion Resources, Inc           COM     25746U109      862         16841SH             SOLE            NONE   15362         1479
ExxonMobil                        COM     30231G102     1527         17608SH             SOLE            NONE   14756         2852
General Electric Company          COM     369604103      626         31182SH             SOLE            NONE   23160         8022
Honeywell Incorporated            COM     438516106      335          5484SH             SOLE            NONE    5484            0
IBM                               COM     459200101      269          1287SH             SOLE            NONE     887          400
India Fund Inc.                   COM     454089103      217          9750SH             SOLE            NONE    9750            0
Intel Corp                        COM     458140100      326         11587SH             SOLE            NONE    9195         2392
iShares S&P 500                   COM     464287200    13846         98050SH             SOLE            NONE   78534        19516
iShares S&P Midcap 400            COM     464287507     4221         42538SH             SOLE            NONE   33411         9127
Johnson & Johnson                 COM     478160104      347          5258SH             SOLE            NONE    3543         1715
Kraft Foods Inc                   COM     50075N104      319          8399SH             SOLE            NONE    8053          346
Lakeland Bancorp                  COM      51637100      111         11230SH             SOLE            NONE       0        11230
Lincoln National Corp.            COM     534187109      392         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      462         11352SH             SOLE            NONE       0        11352
Microsoft Corp.                   COM     594918104      228          7080SH             SOLE            NONE    5684         1396
Pepsico                           COM     713448108      238          3587SH             SOLE            NONE    2944          643
Pfizer Inc.                       COM     717081103      362         15977SH             SOLE            NONE   15612          365
Philip Morris Intl Inc            COM     718172109     3044         34354SH             SOLE            NONE   33854          500
Polaris Industries  Inc           COM     731068102      878         12165SH             SOLE            NONE    3400         8765
Proctor & Gamble                  COM     742718109      461          6856SH             SOLE            NONE    6156          700
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     2131         54457SH             SOLE            NONE   40799        13658
SPDR Trust Unit Series S&P 500    ETF     78462F103      335          2381SH             SOLE            NONE    2197          184
Sun Trust Bank                    COM     867914103      201          8323SH             SOLE            NONE    7147         1176
Vanguard Intl Equity Index        ETF     922042775     5958        134745SH             SOLE            NONE  114251        20494
Vanguard Mega Cap 300             ETF     921910873    44512        922535SH             SOLE            NONE  695963       226572
Vanguard MSCI Miod Cap 450        ETF     922908629    11906        145938SH             SOLE            NONE  111519        34419
Vanguard Small Cap Value          ETF     922908611      266          3772SH             SOLE            NONE     341         3431
Vanguard Total Bond Mkt ETF       ETF     921937835    44146        530092SH             SOLE            NONE  414069       116023
Vanguard Total Stock Mkt          ETF     922908769     9577        132538SH             SOLE            NONE   87097        45441


                                             TOTAL $158417 (x1000)

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